Cover	May 12, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 12, 2026
Entity File Number	001-34591
Entity Registrant Name	Sharing Economy International Inc.
Entity Central Index Key	0000819926
Entity Tax Identification Number	90-0648920
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	9205 Country Club Drive
Entity Address, City or Town	Farmington Hills
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48221
City Area Code	248
Local Phone Number	971-9325
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Far East Consortium Building
Entity Address, Address Line Two	113-125A Des Voeux Road
Entity Address, City or Town	Central
Entity Address, Country	HK